Risk management - Liquidity and Funding Risk (Details) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017 EUR (€) component	Dec. 31, 2016
Liquidity management
NSFR percentage		105.00%
United Kingdom
Liquidity management
NSFR percentage		121.00%
Brazil
Liquidity management
NSFR percentage		109.00%
United States
Liquidity management
NSFR percentage		110.00%
Forecast
Liquidity management
Liquidity coverage ratio, percentage		105.00%
Liquidity risk
Liquidity management
Number of cornerstones | component		3
Customer deposits as a percent of net liabilities		66.70%
Customer deposits as a percent of net loans		92.00%	87.00%
Diversified wholesale funding as a percentage to total net funding		18.00%
Stable ratio of credits over net assets, percent		75.00%
LTD ratio, percentage		109.00%
Customer deposits plus medium and long-term funding to lending ratio, percentage		115.00%
Recourse to short-term wholesale funding ratio, percent		2.00%
Structural surplus | €		€ 156,927
Required initial LCR percentage (Liquidity Coverage Ratio)		80.00%
Liquidity coverage ratio, percentage		133.00%
Net stable funding ration inclusion period		2 years
Liquidity risk | Forecast
Liquidity management
Required initial LCR percentage (Liquidity Coverage Ratio)	100.00%
Liquidity risk | Minimum
Liquidity management
Required LCR percentage after phase-in period (Liquidity Coverage Ratio)		100.00%
Liquidity coverage ratio, percentage		100.00%
NSFR percentage		100.00%
Liquidity risk | Maximum
Liquidity management
LTD ratio, percentage		120.00%